Goodwill and other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and other intangible assets
Beginning balance	$ 1,812,491	$ 1,625,625
Charge for the year	50,383	47,330	$ 38,166
Ending balance	1,552,328	1,812,491	1,625,625
Cost
Goodwill and other intangible assets
Beginning balance	2,152,127	1,806,617	1,500,380
Additions during the year	15,117	21,185	5,054
Additions through business combinations	2,990	363,732	387,389
Disposals	(33,022)	(399)	(741)
Exchange differences	(272,238)	(39,008)	(85,465)
Reclassified to assets held for sale	(271)
Ending balance	1,864,703	2,152,127	1,806,617
Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(339,636)	(180,992)	(153,283)
Charge for the year	50,383	47,330	38,166
Impairment charge for the year		121,596
Disposals	31,422	398	741
Exchange differences	46,184	9,884	9,716
Reclassified to assets held for sale	38
Ending balance	(312,375)	(339,636)	(180,992)
Goodwill
Goodwill and other intangible assets
Beginning balance	763,388	779,896
Ending balance	619,298	763,388	779,896
Goodwill | Cost
Goodwill and other intangible assets
Beginning balance	885,639	780,147	656,507
Additions through business combinations		119,035	156,817
Exchange differences	(134,613)	(13,543)	(33,177)
Ending balance	751,026	885,639	780,147
Goodwill | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(122,251)	(251)	(251)
Impairment charge for the year		121,596
Exchange differences	(9,477)	(404)
Ending balance	(131,728)	(122,251)	(251)
Customerrelated intangible assets
Goodwill and other intangible assets
Beginning balance	871,964	746,196
Ending balance	764,703	871,964	746,196
Customerrelated intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	1,031,366	877,764	732,434
Additions through business combinations	2,224	171,765	191,332
Disposals	(16,219)
Exchange differences	(119,291)	(18,163)	(46,002)
Ending balance	898,080	1,031,366	877,764
Customerrelated intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(159,402)	(131,568)	(109,715)
Charge for the year	34,044	36,169	29,037
Disposals	16,219
Exchange differences	43,850	8,335	7,184
Ending balance	(133,377)	(159,402)	(131,568)
Network - related intangible assets
Goodwill and other intangible assets
Beginning balance	147,714	85,317
Ending balance	134,979	147,714	85,317
Network - related intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	175,290	107,202	73,552
Additions through business combinations	766	72,932	38,205
Disposals	(1,758)
Exchange differences	(13,619)	(4,844)	(4,555)
Ending balance	160,679	175,290	107,202
Network - related intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(27,576)	(21,885)	(19,022)
Charge for the year	7,217	6,936	4,237
Disposals	1,758
Exchange differences	7,335	1,245	1,374
Ending balance	(25,700)	(27,576)	(21,885)
Licenses
Goodwill and other intangible assets
Beginning balance	21,512	10,829
Ending balance	17,835	21,512	10,829
Licenses | Cost
Goodwill and other intangible assets
Beginning balance	30,588	17,706	15,796
Additions during the year	3,007	14,772	3,145
Disposals	(117)	(4)	(18)
Exchange differences	(45)	(1,886)	(1,217)
Ending balance	33,433	30,588	17,706
Licenses | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(9,076)	(6,877)	(6,456)
Charge for the year	6,288	2,598	978
Disposals	117	4	15
Exchange differences	(351)	395	542
Ending balance	(15,598)	(9,076)	(6,877)
Software
Goodwill and other intangible assets
Beginning balance	7,913	3,387
Ending balance	15,513	7,913	3,387
Software | Cost
Goodwill and other intangible assets
Beginning balance	29,244	23,798	22,091
Additions during the year	12,110	6,413	1,909
Additions through business combinations			1,035
Disposals	(14,928)	(395)	(723)
Exchange differences	(4,670)	(572)	(514)
Reclassified to assets held for sale	(271)
Ending balance	21,485	29,244	23,798
Software | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(21,331)	(20,411)	(17,839)
Charge for the year	2,834	1,627	3,914
Disposals	13,328	394	726
Exchange differences	4,827	313	616
Reclassified to assets held for sale	38
Ending balance	$ (5,972)	$ (21,331)	$ (20,411)